SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥) segment	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Number of operating segments	4	4
Total revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,938,575
Automation product and software
Total revenue	26,628,216	3,672,199	31,944,055	18,535,166
Equipment, accessories and others
Total revenue	16,248,197	2,240,729	17,159,381	15,791,623
Oilfield environmental protection
Total revenue	19,116,560	2,636,294	25,335,363	11,043,979
Platform Outsourcing Services
Total revenue	¥ 5,121,405	$ 706,274	¥ 9,338,772	¥ 2,567,807